Property and Equipment (Details) - USD ($) $ in Thousands	Jul. 31, 2024	Jan. 31, 2024
Property and Equipment
Cost	$ 45,029	$ 54,180
Accumulated depreciation	32,990	42,628
Net	12,039	11,552
Computer equipment and software
Property and Equipment
Cost	39,739	48,943
Accumulated depreciation	28,970	38,825
Furniture and fixtures
Property and Equipment
Cost	1,447	1,432
Accumulated depreciation	1,319	1,287
Leasehold improvements
Property and Equipment
Cost	1,018	994
Accumulated depreciation	788	730
Equipment installed with customers
Property and Equipment
Cost	2,335	2,314
Accumulated depreciation	1,913	1,786
Assets under construction
Property and Equipment
Cost	$ 490	$ 497